UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Christopher Weil & Company Core Investment Fund
Ticker CWCFX

Christopher Weil & Company Global Dividend Fund
Ticker CWGDX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
May 31, 2015

Table of Contents

CHRISTOPHER WEIL & COMPANY FUNDS
Sector Allocation	1
Performance Information	2
Schedules of Investments	4
Statements of Assets and Liabilities	8
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
NOTES TO FINANCIAL STATEMENTS	11
DISCLOSURE OF EXPENSES	17
ADDITIONAL INFORMATION	18

Christopher Weil & Company Funds

                         CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
                                                         Sector Allocation (Unaudited)
                                                        (As a Percentage of Net Assets)

                        *Net Cash represents cash equivalents and liabilities in excess of other assets.

                       CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND
                                                      Sector Allocation (Unaudited)
                                                     (As a Percentage of Net Assets)

                        *Net Cash represents cash equivalents and other assets in excess of liabilities.

2015 Semi-Annual Report 1

Christopher Weil & Company Core Investment Fund (Unaudited)

PERFORMANCE INFORMATION

May 31, 2015 NAV $14.79

Average Annual Total Returns for the Periods Ended May 31, 2015.

		Since
	1 Year(A)	Inception(A)
Christopher Weil & Company Core Investment Fund	9.61%	16.00%
S&P 500® Index (B)	11.81%	19.07%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 3/31/15): Gross – 1.50%; Net – 1.25%

The Total Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because of the application of waivers as described below. Effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Core Investment Fund’s average daily net assets. Additionally, effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Services Fee to 0.20% of the Core Investment Fund’s average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2016 unless they are renewed by the Advisor. The Advisor will not terminate these waivers prior to March 31, 2016.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Christopher Weil & Company Core Investment Fund was December 21, 2011.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-550-9266 OR VISIT OUR WEBSITE AT www.cweil.com. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2015 Semi-Annual Report 2

Christopher Weil & Company Global Dividend Fund (Unaudited)

PERFORMANCE INFORMATION

May 31, 2015 NAV $12.72

Average Annual Total Returns for the Periods Ended May 31, 2015.

		Since
	1 Year(A)	Inception(A)
Christopher Weil & Company Global Dividend Fund	-0.34%	11.26%
MSCI ACWI Index (B)	5.08%	14.30%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 3/31/15): 1.75%

The Total Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because of the application of waivers as described below. Effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Management Fee such that it will be equal to 1.00% of the Global Dividend Fund's average daily net assets greater than $35 million. Additionally, effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Services Fee to 0.20% of the Global Dividend Fund's average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2016 unless they are renewed by the Advisor. The Advisor will not terminate these waivers prior to March 31, 2016.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Christopher Weil & Company Global Dividend Fund was December 21, 2011.

(B) The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-550-9266 OR VISIT OUR WEBSITE AT www.cweil.com. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

                              Christopher Weil & Company Global Dividend Fund
                                         Country Diversification as of May 31, 2015
                                                  (As a percentage of Net Assets)

                  *Net Cash represents cash equivalents and other assets in excess of liabilities.

2015 Semi-Annual Report 3

Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		May 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

COMMUNICATIONS
Services - Computer Programming, Data Processing, Etc.
19,860	Facebook, Inc. Class A *	$1,572,714
1,160	Google Inc. Class A *	632,571
1,103	Google Inc. Class C *	586,917
		2,792,202
Total for Communications		2,792,202	7.29%

CONSUMER DISCRETIONARY
Cable & Other Pay Television Services
18,710	The Walt Disney Co.	2,065,023
Leather & Leather Products
16,540	Michael Kors Holdings Limited * (United Kingdom)	769,110
Men's & Boys' Furnishings, Work Clothing, & Allied Garments
16,425	V.F. Corporation	1,156,813
Retail - Retail Stores, NEC
12,100	Ulta Salon, Cosmetics & Fragrance, Inc. *	1,846,702
Total for Consumer Discretionary		5,837,648	15.23%

CONSUMER STAPLES
Food And Kindred Products
28,000	The Hain Celestial Group, Inc. *	1,771,560
Total for Consumer Staples		1,771,560	4.62%

FINANCIALS
Investment Advice
7,375	Affiliated Managers Group, Inc. *	1,649,493
National Commercial Banks
20,000	Wells Fargo & Company	1,119,200
Security Brokers, Dealers & Flotation Companies
4,775	BlackRock, Inc.	1,746,599
Services - Business Services, NEC
7,860	FleetCor Technologies, Inc. *	1,195,820
16,480	Mastercard, Inc.	1,520,445
		2,716,265
Total for Financials		7,231,557	18.87%

HEALTH CARE
Hospital & Medical Service Plans
12,600	UnitedHealth Group Incorporated	1,514,646
Laboratory Analytical Instruments
5,490	Illumina, Inc. *	1,131,379
Pharmaceutical Preparations
8,800	Jazz Pharmaceuticals plc * (Ireland)	1,578,280
Total for Health Care		4,224,305	11.02%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 4

Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		May 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

INDUSTRIALS
Air Transportation, Scheduled
27,600	Alaska Air Group, Inc.	$1,784,064
20,700	Spirit Airlines, Inc. *	1,315,899
		3,099,963
Railroads, Line-Haul Operating
13,490	Union Pacific Corporation	1,361,276
Trucking (No Local)
19,260	Old Dominion Freight Line, Inc. *	1,309,873
Total for Industrials		5,771,112	15.06%

INFORMATION TECHNOLOGY
Computer Communications Equipment
46,000	Cisco Systems, Inc.	1,348,260
Electronic Computers
18,256	Apple Inc.	2,378,392
Services - Business Services, NEC
13,000	Alibaba Group Holding Limited **	1,161,160
750	MAXIMUS, Inc.	49,027
		1,210,187
Services - Prepackaged Software
31,400	Oracle Corporation	1,365,586
Total for Information Technology		6,302,425	16.44%

MATERIALS
Paints, Varnishes, Lacquers, Enamels & Allied Products
6,590	PPG Industries, Inc.	1,508,385
Total for Materials		1,508,385	3.94%
Total for Common Stocks (Cost $26,404,298)		$35,439,194	92.47%

MONEY MARKET FUNDS
2,910,376	Invesco Short Term Investments Treasury Class I 0.02%***	2,910,376	7.60%
	(Cost $2,910,376)

Total Investment Securities		38,349,570	100.07%
	(Cost $29,314,674)
Liabilities In Excess of Other Assets		(22,704)	-0.07%
Net Assets		$38,326,866	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** The rate shown was the 7-day yield at May 31, 2015.

The accompanying notes are an integral part of these
financial statements.

2015 Semi-Annual Report 5

Christopher Weil & Company Global Dividend Fund
		Schedule of Investments
		May 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY
Motor Vehicles & Passenger Car Bodies
28,000	Honda Motor Co., Ltd. (Japan)	$958,160
Retail - Miscellaneous Shopping Goods Stores
79,700	Staples, Inc.	1,312,261
Retail - Variety Stores
16,260	Target Corporation	1,289,743
Total for Consumer Discretionary		3,560,164	10.43%

CONSUMER STAPLES
Beverages
10,320	PepsiCo, Inc.	995,158
Cigarettes
19,895	Altria Group, Inc.	1,018,624
Converted Paper & Paperboard Products (No Containers/Boxes)
7,256	Kimberly-Clark Corporation	789,888
Food And Kindred Products
27,782	Unilever plc **	1,226,575
Total for Consumer Staples		4,030,245	11.80%

ENERGY
Crude Petroleum & Natural Gas
9,610	TOTAL S.A. **	485,209
Drilling Oil & Gas Wells
20,640	Ensco plc (United Kingdom)	485,040
17,250	Transocean Ltd. (Switzerland)	325,162
		810,202
Petroleum Refining
7,690	Chevron Corporation	792,070
Total for Energy		2,087,481	6.11%

FINANCIALS
Commercial Banks, NEC
137,413	Banco Santander, S.A. **	975,633
Life Insurance
93,000	Aegon N.V. **	713,310
Savings Institution, Federally Chartered
24,192	HSBC Holdings plc **	1,149,120
Services - Business Services, NEC
58,100	The Western Union Company	1,275,295
Total for Financials		4,113,358	12.05%

HEALTH CARE
Pharmaceutical Preparations
10,000	AstraZeneca plc **	675,500
23,920	GlaxoSmithKline plc **	1,061,330
16,243	Merck & Co., Inc.	989,036
28,533	Pfizer Inc.	991,522
19,709	Sanofi S.A. **	973,822
		4,691,210
Total for Health Care		4,691,210	13.74%

** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Christopher Weil & Company Global Dividend Fund
		Schedule of Investments
		May 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

INDUSTRIALS
Electronic & Other Electrical Equipment (No Computer Equipment)
43,867	General Electric Company	$1,196,253
44,080	Koninklijke Philips Electronics N.V. **	1,202,943
		2,399,196
Total for Industrials		2,399,196	7.03%

INFORMATION TECHNOLOGY
Computer Communications Equipment
39,000	Cisco Systems, Inc.	1,143,090
Semiconductors & Related Devices
47,871	Intel Corporation	1,649,635
Total for Information Technology		2,792,725	8.18%

MATERIALS
Chemicals - Diversified
8,693	BASF Aktiengesellschaft **	806,623
12,266	E.I. du Pont de Nemours and Company	871,009
		1,677,632
Metal Mining
19,130	Rio Tinto plc **	837,320
24,200	Vale S.A. **	152,460
		989,780
Total for Materials		2,667,412	7.81%

TELECOMMUNICATION SERVICES
Radiotelephone Communications
12,204	Vodafone Group plc **	476,322
Telephone Communications (No Radiotelephone)
12,932	AT&T Inc.	446,671
15,189	BCE Inc. (Canada)	665,126
78,488	Orange S.A. **	1,236,186
80,437	Telefonica S.A. **	1,138,988
18,000	Verizon Communications Inc.	889,920
		4,376,891
Total for Telecommunication Services		4,853,213	14.22%

UTILITIES
Electric Services
26,539	PPL Corporation	921,169
Total for Utilities		921,169	2.70%
Total for Common Stocks (Cost $27,789,637)		$32,116,173	94.07%

MONEY MARKET FUNDS
1,846,481	Invesco Short Term Investments Treasury Class I 0.02%***	1,846,481	5.41%
	(Cost $1,846,481)

Total Investment Securities		33,962,654	99.48%
	(Cost $29,636,118)
Other Assets In Excess of Liabilities		178,196	0.52%
Net Assets		$34,140,850	100.00%

** ADR - American Depository Receipt. *** The rate shown was the 7-day yield at May 31, 2015. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Christopher Weil & Company Funds

Statements of Assets and Liabilities (Unaudited)	Core Investment	Global Dividend
May 31, 2015	Fund	Fund

Assets:
Investment Securities at Fair Value*	$38,349,570	$33,962,654
Dividends Receivable	17,684	154,686
Interest Receivable	20	12
Receivable for Securities Sold	353,483	-
Receivable for Shareholder Purchases	44,970	85,570
Total Assets	38,765,727	34,202,922
Liabilities:
Payable for Advisor Fees	16,490	36,480
Payable for Services Fees	14,454	14,592
Payable for Securities Purchased	394,917	-
Payable for Shareholder Redemptions	13,000	11,000
Total Liabilities	438,861	62,072
Net Assets	$38,326,866	$34,140,850
Net Assets Consist of:
Paid In Capital	$27,169,395	$28,890,087
Accumulated Undistributed Net Investment Income (Loss)	(118,964)	281,064
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	2,241,539	643,163
Unrealized Appreciation (Depreciation) in Value of Investments - Net	9,034,896	4,326,536
Net Assets	$38,326,866	$34,140,850

Net Asset Value and Offering Price (Note 2)	$14.79	$12.72
Minimum Redemption Price (Note 2)	$14.49	$12.47

* Investments at Identified Cost	$29,314,674	$29,636,118

Shares Outstanding (Unlimited number of shares	2,590,805	2,683,410
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended May 31, 2015

Investment Income:
Dividends **	$167,881	$652,403
Interest	284	251
Total Investment Income	168,165	652,654
Expenses:
Management Fees	203,477	220,317
Services Fees	101,738	88,127
Total Expenses	305,215	308,444
Less: Expenses Waived (Note 4)	(18,086)	-
Net Expenses	287,129	308,444

Net Investment Income (Loss)	(118,964)	344,210

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	2,278,764	643,160
Net Change in Unrealized Appreciation (Depreciation) on Investments	(960,843)	(1,163,808)
Net Realized and Unrealized Gain (Loss) on Investments	1,317,921	(520,648)

Net Increase (Decrease) in Net Assets from Operations	$1,198,957	$(176,438)

** Net of Foreign Withholding Taxes and ADR Fees	$-	$47,212

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Christopher Weil & Company Funds

Statements of Changes in Net Assets	Core Investment Fund		Global Dividend Fund
	(Unaudited)		(Unaudited)
	12/1/2014	12/1/2013	12/1/2014	12/1/2013
	to	to	to	to
	5/31/2015	11/30/2014	5/31/2015	11/30/2014
From Operations:
Net Investment Income (Loss)	$(118,964)	$(405,307)	$344,210	$496,813
Net Realized Gain (Loss)	2,278,764	1,326,095	643,160	747,657
Change in Net Unrealized Appreciation (Depreciation)	(960,843)	4,128,987	(1,163,808)	4,913,797
Increase (Decrease) in Net Assets from Operations	1,198,957	5,049,775	(176,438)	6,158,267
From Distributions to Shareholders:
Net Investment Income	-	-	(1,172,381)	(516,770)
Net Realized Gain from Security Transactions	(889,895)	(3,237,581)	(1,274,075)	(739,953)
Total Distributions to Shareholders	(889,895)	(3,237,581)	(2,446,456)	(1,256,723)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,198,460	7,289,395	3,367,330	5,857,331
Proceeds from Redemption Fees (Note 2)	243	301	122	-
Shares Issued on Reinvestment of Dividends	889,895	3,237,581	2,446,456	1,256,611
Cost of Shares Redeemed	(8,850,235)	(4,277,503)	(6,201,633)	(2,764,922)
Net Increase (Decrease) from Shareholder Activity	(4,761,637)	6,249,774	(387,725)	4,349,020
Net Increase (Decrease) in Net Assets	(4,452,575)	8,061,968	(3,010,619)	4,814,979

Net Assets at Beginning of Period	42,779,441	34,717,473	37,151,469	32,336,490

Net Assets at End of Period	$38,326,866	$42,779,441	$34,140,850	$37,151,469

Accumulated Undistributed Net Investment Income (Loss)	$(118,964)	$-	$281,064	$1,109,235

Share Transactions:
Issued	220,368	528,852	265,757	439,782
Reinvested	61,457	246,391	192,483	95,705
Redeemed	(601,831)	(308,416)	(492,267)	(207,723)
Net Increase (Decrease) in Shares	(320,006)	466,827	(34,027)	327,764
Shares Outstanding Beginning of Period	2,910,811	2,443,984	2,717,437	2,389,673
Shares Outstanding End of Period	2,590,805	2,910,811	2,683,410	2,717,437

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

Christopher Weil & Company Core Investment Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2014		12/1/2013		12/1/2012	12/21/2011*
	to		to		to	to
	5/31/2015		11/30/2014		11/30/2013	11/30/2012
Net Asset Value - Beginning of Period	$14.70		$14.21		$10.98	$10.00
Net Investment Income (Loss) (a)	(0.04)		(0.14)		(0.04)	0.03
Net Gains (Loss) on Investments (Realized and Unrealized)	0.44		1.95		3.30	0.95
Total from Investment Operations (b)	0.40		1.81		3.26	0.98
Distributions (From Net Investment Income)	-		-		(0.03)	-
Distributions (From Capital Gains)	(0.31)		(1.32)		-	-
Total Distributions	(0.31)		(1.32)		(0.03)	-
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	-
Net Asset Value - End of Period	$14.79		$14.70		$14.21	$10.98
Total Return (c)	2.75%	**	13.82%		29.78%	9.80%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$38,327		$42,779		$34,717	$24,956
Before Waiver
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%		1.50%	1.50%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.67%	***	-1.05%		-0.30%	0.30%	***
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.41%	***	1.50%		1.50%	1.50%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	-0.58%	***	-1.05%		-0.30%	0.30%	***
Portfolio Turnover Rate	26.69%	**	55.55%		164.60%	59.33%	**

Christopher Weil & Company Global Dividend Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2014		12/1/2013	12/1/2012	12/21/2011*
	to		to	to	to
	5/31/2015		11/30/2014	11/30/2013	11/30/2012
Net Asset Value - Beginning of Period	$13.67		$13.53	$11.05	$10.00
Net Investment Income (Loss) (a)	0.12		0.46	0.22	0.21
Net Gains (Loss) on Investments (Realized and Unrealized) (b)	(0.17)		0.21	2.47	0.84
Total from Investment Operations	(0.05)		0.67	2.69	1.05
Distributions (From Net Investment Income)	(0.43)		(0.22)	(0.21)	-
Distributions (From Capital Gains)	(0.47)		(0.31)	-	-
Total Distributions	(0.90)		(0.53)	(0.21)	-
Proceeds from Redemption Fee (Note 2)	-	+	-	-	-

Net Asset Value - End of Period	$12.72		$13.67	$13.53	$11.05
Total Return (c)	(0.34)%	**	5.07%	24.77%	10.50%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$34,141		$37,151	$32,336	$24,472
Before Waiver
Ratio of Expenses to Average Net Assets	1.75%	***	1.75%	1.75%	1.75%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	1.95%	***	3.39%	1.78%	2.05%	***
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.75%	***	1.75%	1.75%	1.75%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	1.95%	***	3.39%	1.78%	2.05%	***

Portfolio Turnover Rate	4.98%	**	23.02%	9.59%	4.91%	**

* Commencement of Operations. ** Not Annualized. *** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amount calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(d) Effective April 1, 2015, the Adviser has contractually agreed to waive a portion of its Management and Service Fees.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND
May 31, 2015
(Unaudited)

1.) ORGANIZATION
Christopher Weil & Company Core Investment Fund (“Core Investment”) and Christopher Weil & Company Global Dividend Fund (“Global Dividend”) (collectively, the “Funds”) were each organized as a diversified series of the PFS Funds (the “Trust”) on December 16, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated as of January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2015, there were nine series authorized by the Trust. The investment advisor to Core Investment and Global Dividend is Christopher Weil & Company, Inc. (the “Advisor”). The Funds commenced operations on December 21, 2011. The Funds’ investment objective is to seek long-term capital appreciation. Significant accounting policies of the Funds are presented in Note 2 below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of each Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended May 31, 2015, proceeds from redemption fees were $243 and $122 for Core Investment and Global Dividend, respectively.

SHORT SALES: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a fund’s potential loss to the amount of the premium paid and can afford a fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. A fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, net realized capital gains. Core Investment intends to pay income distributions, if any, on an annual basis. Effective March 31, 2015,

2015 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

Global Dividend intends to pay income distributions, if any, on a quarterly basis. Prior to March 31, 2015, Global Dividend’s policy was to pay income distributions, if any, annually.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended May 31, 2015, the Funds did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis.

OTHER: Each Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITY VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

2015 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows:

Equity securities (common stocks, including ADRs). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review and approval of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a purchased option position is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the option position. Lacking a last sale price, a written option position is valued at its last ask price except when, in the Advisor’s opinion, the last ask price does not accurately reflect the current value of the option position. When such bid or ask prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of May 31, 2015:

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Notes to Financial Statements (Unaudited) - continued

Core Investment:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,439,194	$0	$0	$35,439,194
Money Market Funds	2,910,376	0	0	2,910,376
Total	$38,349,570	$0	$0	$38,349,570

Global Dividend:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,116,173	$0	$0	$32,116,173
Money Market Funds	1,846,481	0	0	1,846,481
Total	$33,962,654	$0	$0	$33,962,654

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended May 31, 2015. There were no transfers into or out of the levels during the six month period ended May 31, 2015. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENTS AND SERVICES AGREEMENTS
Each of the Funds has an investment advisory agreement (collectively the "Management Agreements") with the Advisor. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. For its services the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of Core Investment and an investment management fee equal to 1.25% of the average daily net assets of Global Dividend. Soledad Investment Management, LLC (the "Sub-Advisor") serves as the sub-advisor of Global Dividend and is paid by the Advisor, not the Fund. Core Investment does not have a sub-advisor. Effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Core Investment Fund’s average daily net assets and equal to 1.00% of the Global Dividend Fund's average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2016 unless they are renewed by the Advisor. The Advisor will not terminate these waivers prior to March 31, 2016.

For the six month period ended May 31, 2015, the Advisor earned management fees of $203,477 and $220,317 for Core Investment and Global Dividend, respectively. At May 31, 2015, Core Investment and Global Dividend owed the Advisor management fees of $16,490 and $36,480, respectively. A total of $16,197 of management fees was waived with no recoupment provisions by Core Investment for the six month period ended May 31, 2015.

Additionally, the Funds each have a Services Agreement with the Advisor (the “Services Agreements”). Under the Services Agreements the Advisor receives an additional fee of 0.50% of the average daily net assets per Fund and is obligated to pay the operating expenses of the Funds excluding, as applicable, management fees and sub-advisory fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Services Fee to 0.20% of each Funds’ average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2016 unless they are renewed by the Advisor. The Advisor will not terminate these waivers prior to March 31, 2016.

For the six month period ended May 31, 2015, the Advisor earned services fees of $101,738 and $88,127 for Core Investment and Global Dividend, respectively. At May 31, 2015, the Funds owed the Advisor services fees of $14,454 and $14,592 for Core Investment and Global Dividend, respectively. A total of $1,889 of services fees was waived with no recoupment provisions by Core Investment for the six month period ended May 31, 2015.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Funds. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Funds by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $1,250, for a total of $3,750 in Trustees’ fees for both Funds for the six month period ended May 31, 2015 by the Advisor.

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Notes to Financial Statements (Unaudited) - continued

6.) DERIVATIVES
For the six month period ended May 31, 2015, the Funds did not hold any derivative instruments. However, Core Investment (defined as the “Fund” for Note 6) may engage in options transactions, as it has in previous years.

The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a fund's potential loss to the amount of the premium paid and can afford the fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expires. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

As of May 31, 2015, there were no offsetting arrangements of assets and liabilities for the Funds.

7.) INVESTMENTS
For the six month period ended May 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Core Investment	Global Dividend
Purchases	$10,093,870	$1,625,966
Sales	$13,481,715	$1,884,546

There were no purchases or sales of U.S. Government obligations.

2015 Semi-Annual Report 15

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8.) CAPITAL SHARES
At May 31, 2015, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at May 31, 2015:

	Core Investment	Global Dividend
Shares Issued
and Outstanding	2,590,805	2,683,410
Paid in Capital	$27,169,395	$28,890,087

9.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2015, National Financial Services, LLC, located at 200 Liberty Street, New York, New York 10281, held for the benefit of its customers, in aggregate, 98.22% of the Core Investment shares. National Financial Services, LLC, located at 200 Liberty Street, New York, New York 10281, held for the benefit of its customers, in aggregate, 98.39% of Global Dividend shares. The Advisor has advised the Trust that with respect to the accounts held by National Financial Services, LLC for Core Investment and Global Dividend, it believes there are no underlying accounts that beneficially own more than 25% of the Funds’ outstanding voting securities.

10.) DISTRIBUTIONS TO SHAREHOLDERS
There was a distribution paid on December 26, 2014 to the Funds’ shareholders of record on December 24, 2014. Core Investment paid a distribution of $0.18153 per share from short-term capital gains and $0.12588 per share from long-term capital gains. Also, Global Dividend paid a distribution of $0.43266 per share from net investment income, $0.01744 per share from short-term capital gains and $0.45275 per share from long-term capital gains.

Core Investment distributions paid from:

	Six Months Ended	Fiscal Year Ended
	May 31, 2015	November 30, 2014
Ordinary Income	$ 0	$ 0
Short-term Capital Gain	525,496	846,623
Long-term Capital Gain	364,399	2,390,958
	$ 889,895	$3,237,581

Global Dividend distributions paid from:

	Six Months Ended	Fiscal Year Ended
	May 31, 2015	November 30, 2014
Ordinary Income	$ 1,172,381	$ 516,770
Short-term Capital Gain	47,257	160,159
Long-term Capital Gain	1,226,818	579,794
	$ 2,446,456	$ 1,256,723

11.) TAX MATTERS
For federal income tax purposes, at May 31, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Core Investment	Global Dividend
Cost of Investments	$29,314,674	$29,636,118
Gross Unrealized Appreciation	$9,317,208	$6,085,438
Gross Unrealized Depreciation	($282,312)	($1,758,902)
Net Unrealized Appreciation
(Depreciation) on Investments	$9,034,896	$4,326,536

As of May 31, 2015, there were no book to tax differences in cost basis.

12.) SUBSEQUENT EVENTS
On June 23, 2015, Global Dividend paid a distribution of $0.13357 per share to the shareholders of record on June 22, 2015.

2015 Semi-Annual Report 16

DISCLOSURE OF EXPENSES
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. If Fund shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. Also, your account will be indirectly subject to the expenses of the underlying funds.

The Example is based on an investment of $1,000 invested in the Funds on December 1, 2014, and held through May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above or the expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

CORE INVESTMENT

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2014
	December 1, 2014	May 31, 2015	to May 31, 2015

Actual	$1,000.00	$1,027.48	$7.13

Hypothetical	$1,000.00	$1,017.90	$7.09
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

GLOBAL DIVIDEND

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2014
	December 1, 2014	May 31, 2015	to May 31, 2015

Actual	$1,000.00	$996.60	$8.71

Hypothetical	$1,000.00	$1,016.21	$8.80
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2015 Semi-Annual Report 17

ADDITIONAL INFORMATION
May 31, 2015
(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES

Christopher Weil & Company, Inc., the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.cweil.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-888-550-9266). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.cweil.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-550-9266.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT FOR THE CHRISTOPHER WEIL &
CO. CORE INVESTMENT FUND AND THE CHRISTOPHER WEIL & CO. GLOBAL DIVIDEND FUND AND
APPROVAL OF CONTINUATION OF INVESTMENT SUB-ADVISORY AGREEMENT FOR THE
CHRISTOPHER WEIL & CO. GLOBAL DIVIDEND FUND

At its quarterly meeting held on December 16, 2014, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Investment Advisory Agreements between Christopher Weil & Co. and the Trust, with respect to the Core Investment Fund and the Global Dividend Fund, and the continuation of the Sub-Advisory Agreement between Christopher Weil & Co. and Soledad Investment Management, LLC ("Soledad") with respect to Global Dividend Fund (the "Agreements"). In approving the Agreements, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Christopher Weil & Co. and Soledad to the Funds; (ii) the investment performance of the Funds, Christopher Weil & Co. and Soledad; (iii) the cost of the services to be provided and the profits to be realized by Christopher Weil & Co. and Soledad from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Christopher Weil & Co.'s and Soledad's practices regarding possible conflicts of interest and other benefits to be realized by Christopher Weil & Co. and Soledad.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreements, including: (i) information regarding the services and support provided to the Funds and their shareholders by Christopher Weil & Co. and Soledad; (ii) assessments of the investment performance of the Funds by the principals of Christopher Weil & Co. and Soledad; (iii) commentary on the reasons for the performance; (iv) presentations addressing Christopher Weil & Co.'s and Soledad's investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Funds, Christopher Weil & Co. and Soledad; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Christopher Weil & Co. and Soledad; and (vii) a memorandum from Legal Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including,

2015 Semi-Annual Report 18

Additional Information (Unaudited) - continued

without limitation: (i) documents containing information about Christopher Weil & Co. and Soledad, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of size on the Funds' performance and expenses; and (iv) benefits to be realized by Christopher Weil & Co. and Soledad from their relationships with the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by Christopher Weil & Co. and Soledad

In considering the nature, extent, and quality of the services provided by Christopher Weil & Co. and Soledad, the Trustees reviewed the responsibilities of Christopher Weil & Co. and Soledad under each Agreement. The Trustees reviewed the services being provided by Christopher Weil & Co. and Soledad including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with each Fund's investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees considered the coordination of services for the Funds among Christopher Weil & Co. and Soledad and the service providers and the Independent Trustees; and the efforts of Christopher Weil & Co. to promote the Funds and grow assets. The Trustees considered the coordination of services between Christopher Weil & Co. and Soledad as the sub-adviser to the Global Dividend Fund. The Trustees noted the quality of Christopher Weil & Co.'s and Soledad's principals and the commitment to enhance Christopher Weil & Co.'s and Soledad's resources and systems; and the continued cooperation with the Independent Trustees and Legal Counsel for the Funds. The Trustees evaluated Christopher Weil & Co.'s and Soledad's principals, including their education and experience. After reviewing the foregoing information and further information in the materials provided by Christopher Weil & Co. and Soledad, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Christopher Weil & Co. and Soledad were satisfactory and adequate for the Funds.

2. Investment Performance of the Funds, Christopher Weil & Co. and Soledad

In considering the investment performance of the Funds, Christopher Weil & Co. and Soledad, the Trustees compared the short-term and since inception performance of the Funds with the performance of funds with similar objectives managed by other investment advisers (the "Category"), as well as with aggregated peer group data. As to the performance of the Funds, the Report included information regarding the performance of the Funds compared to a group of funds of similar size, style and objective, categorized by Morningstar (the "Peer Group"). All performance data was through the period ended September 30, 2014. The Trustees noted that for the 12 month period ended September 30, 2014 the Core Fund underperformed its benchmark index and slightly under-performed its Peer Group average and Category average. The Trustees noted that for the 12 month period ended September 30, 2014, the Global Dividend Fund underperformed each of its benchmark index, Category average and Peer Group average. After reviewing and discussing the investment performance of each Fund further, Christopher Weil & Co.'s and Soledad's experience managing the Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each Fund, Christopher Weil & Co. and Soledad was satisfactory.

3. Costs of the Services to be provided and profits to be realized by Christopher Weil & Co. and Soledad

In considering the costs of the services to be provided and profits to be realized by Christopher Weil & Co. and Soledad from its relationship with the Funds, the Trustees considered: (1) Christopher Weil & Co.'s and Soledad's financial condition and the level of commitment to the Funds and Christopher Weil & Co. and Soledad by the principals of Christopher Weil & Co. and Soledad; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee and sub-advisory fee payments. The Trustees reviewed information provided by Christopher Weil & Co. and Soledad regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for Christopher Weil & Co. and Soledad in managing the Funds. The Trustees then compared the fees and expenses of each Fund (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Agreements compared to other mutual funds with similar investment objectives and asset levels. In regard to the Core Investment Fund, it was noted that the management fee is 1.00% which is on the high-end and above the Peer Group average and the net expense ratio was approximately 22 basis points higher than the Peer Group

2015 Semi-Annual Report 19

Additional Information (Unaudited) - continued

average. In regard to the Global Dividend Fund, it was noted that the management fee of 1.25% (of which 0.625% is paid by Christopher Weil & Co. to Soledad) is on the high-end and above the Peer Group average and the net expense ratio was approximately 30 basis points higher than the Peer Group average. The Trustees considered the range of sub-advisory fees charged by Soledad to its separate account clients. The Trustees noted that the fees charged to Soledad's separate accounts were higher than those charged to Christopher Weil & Co. for the Global Dividend Fund and noted the rationale for the difference in fees. The Trustees recognized that under the services agreement with each Fund, Christopher Weil & Co. was obligated to pay certain expenses of the Funds. The Trustees noted that to date, the Funds have been only marginally profitable to Christopher Weil & Co. and Soledad at their current asset levels. Based on the foregoing, the Board concluded that the fees to be paid to Christopher Weil & Co. and Soledad and the profits to be realized by Christopher Weil & Co. and Soledad, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Christopher Weil & Co and Soledad.

4. Economies of Scale

The Trustees next considered the impact of economies of scale on the Funds' size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds' investors. The Trustees considered that while the management fee remained the same at all asset levels, the Funds' shareholders had experienced benefits from the fact that Christopher Weil & Co. was obligated under a services agreement to pay certain of the Funds' operating expenses which had the effect of limiting the overall fees paid by the Funds. The Trustees noted that the fee payable to Soledad was a component of the overall management fee and did not have a contractual structure that provided for economies of scale. It was noted that Christopher Weil & Co. agreed to waive a portion of the fees it receives pursuant to the services agreements effective April 1, 2015 through March 31, 2016. It was also noted that Christopher Weil & Co. agreed to waive its advisory fee by 0.25% for the Global Dividend Fund on assets greater than $35 million effective April 1, 2015 through March 31, 2016. In light of its ongoing consideration of each Fund's asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds' fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Christopher Weil & Co. and Soledad.

5. Possible conflicts of interest and benefits to Christopher Weil & Co. and Soledad

In considering Christopher Weil & Co.'s and Soledad's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the principals of Christopher Weil & Co. and Soledad; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of Christopher Weil & Co.'s and Soledad's code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Christopher Weil & Co.'s and Soledad's potential conflicts of interest. Based on the foregoing, the Board determined that Christopher Weil & Co.'s and Soledad's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Board considered the fee assessment practices of Christopher Weil & Co. with respect to separate accounts clients that invest in the Funds and the potential conflicts of interest that could arise from those practices. Christopher Weil & Co. noted that it may experience certain cost savings by having multiple funds within the Trust. Soledad did not note any particular benefits to sub-advise the Global Dividend Fund other than receipt of sub-advisory fees. Based on the foregoing, the Board concluded that the practices of Christopher Weil & Co. and Soledad with respect to the possible conflicts of interest and benefits to be derived by those entities was acceptable.

The Board then reflected on its in-person discussion with Mr. Wells of Christopher Weil & Co. earlier in the Meeting. Next, the Independent Trustees met in executive session to discuss the continuation of the Agreements. The officers of the Trust were excused during this discussion. After further review and discussion, it was the Board’s determination that the renewal of the Agreements was in the best interests of the Funds' shareholders.

Subsequent to the December 16, 2014 Board Meeting, Christopher Weil & Co. agreed to waive its advisory fee by 0.25% for Core Investment, such that the advisory fee will be equal to 0.75% of Core Investment’s average daily net assets, effective April 1, 2015. This waiver will automatically terminate on March 31, 2016 unless it is renewed by the Advisor. The Advisor will not terminate this waiver prior to March 31, 2016.

2015 Semi-Annual Report 20

Investment Advisor
Christopher Weil & Company, Inc.

Sub-Advisor
Soledad Investment Management, LLC
(Christopher Weil & Company Global Dividend Fund only)

Custodian
US Bank N.A.

Distributor
Rafferty Capital Markets, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Christopher
Weil & Company Core Investment Fund and the Christopher Weil & Company Global
Dividend Fund. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

Christopher Weil & Company Funds
12555 High Bluff Drive, Suite 180
San Diego, California 92130
1-888-550-9266 OR 1-800-355-9345
www.cweil.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/31/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/31/15

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 7/31/15